UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                      OPPENHEIMER GLOBAL SECURITIES FUND/VA
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: DECEMBER 31

                    Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--98.6%
--------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.6%
--------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.4%
Porsche AG, Preferred                                                                     22,868   $     16,630,087
--------------------------------------------------------------------------------------------------------------------
Toyota Motor Corp.                                                                       667,900         24,852,383
                                                                                                   -----------------
                                                                                                         41,482,470
--------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
International Game Technology                                                            750,500         20,008,330
--------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                                                                        334,400         17,275,104
                                                                                                   -----------------
                                                                                                         37,283,434
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Koninklijke (Royal) Philips Electronics NV                                             1,231,200         33,914,937
--------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                               783,400         31,195,729
                                                                                                   -----------------
                                                                                                         65,110,666
--------------------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--1.4%
Amazon.com, Inc. 1                                                                       279,100          9,564,757
--------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                                                             910,300         33,917,778
                                                                                                   -----------------
                                                                                                         43,482,535
--------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Nikon Corp.                                                                            1,192,415         13,711,160
--------------------------------------------------------------------------------------------------------------------
MEDIA--7.4%
Grupo Televisa SA, Sponsored GDR                                                         405,299         23,831,581
--------------------------------------------------------------------------------------------------------------------
JC Decaux SA 1                                                                           492,604         13,448,064
--------------------------------------------------------------------------------------------------------------------
Pearson plc                                                                            1,950,238         23,771,255
--------------------------------------------------------------------------------------------------------------------
Reed Elsevier plc                                                                      1,423,866         14,758,783
--------------------------------------------------------------------------------------------------------------------
Singapore Press Holdings Ltd.                                                          5,887,640         16,262,426
--------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc. 1                                                        12,971,117         72,897,678
--------------------------------------------------------------------------------------------------------------------
Television Broadcasts Ltd.                                                             4,743,832         23,903,301
--------------------------------------------------------------------------------------------------------------------
Wolters Kluwer NV                                                                        627,741         11,465,552
--------------------------------------------------------------------------------------------------------------------
WPP Group plc                                                                          1,068,520         12,165,907
--------------------------------------------------------------------------------------------------------------------
Zee Telefilms Ltd.                                                                     4,876,300         15,508,141
                                                                                                   -----------------
                                                                                                        228,012,688
--------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
Circuit City Stores, Inc./Circuit City Group                                           1,281,249         20,564,046
--------------------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                                          522,500         11,411,400
--------------------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, B Shares                                                          1,955,900         67,216,861
--------------------------------------------------------------------------------------------------------------------
New Dixons Group plc                                                                   8,998,110         25,973,908
                                                                                                   -----------------
                                                                                                        125,166,215
--------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Coach, Inc. 1                                                                            291,600         16,513,308
--------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton                                                        428,780         32,071,097
                                                                                                   -----------------
                                                                                                         48,584,405
--------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--6.9%
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.4%
Companhia de Bebidas das Americas, ADR                                                   563,415         16,277,059
--------------------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                                               2,863,600         15,354,561
--------------------------------------------------------------------------------------------------------------------


1            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
Grupo Modelo SA de CV, Series C                                                        3,951,400   $     11,637,110
                                                                                                   -----------------
                                                                                                         43,268,730
--------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.3%
Seven-Eleven Japan Co. Ltd.                                                              321,000          9,399,795
--------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.1%
Cadbury Schweppes plc                                                                  3,289,501         32,977,687
--------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.6%
Hindustan Lever Ltd.                                                                   5,411,000         16,322,822
--------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                                                                  2,002,937         63,664,607
                                                                                                   -----------------
                                                                                                         79,987,429
--------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.1%
Gillette Co.                                                                             513,100         25,901,288
--------------------------------------------------------------------------------------------------------------------
Shiseido Co. Ltd.                                                                        734,000          9,685,816
                                                                                                   -----------------
                                                                                                         35,587,104
--------------------------------------------------------------------------------------------------------------------
TOBACCO--0.4%
Altria Group, Inc.                                                                       133,000          8,696,870
--------------------------------------------------------------------------------------------------------------------
ITC Ltd.                                                                                 115,900          3,565,899
                                                                                                   -----------------
                                                                                                         12,262,769
--------------------------------------------------------------------------------------------------------------------
ENERGY--8.6%
--------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
GlobalSantaFe Corp.                                                                      895,100         33,154,504
--------------------------------------------------------------------------------------------------------------------
Technip SA                                                                               174,520         29,183,568
--------------------------------------------------------------------------------------------------------------------
Transocean, Inc. 1                                                                       901,700         46,401,482
                                                                                                   -----------------
                                                                                                        108,739,554
--------------------------------------------------------------------------------------------------------------------
OIL & GAS--5.1%
BP plc, ADR                                                                              407,969         25,457,266
--------------------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                               324,400         16,242,708
--------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp.                                                                      466,944         27,227,505
--------------------------------------------------------------------------------------------------------------------
Encana Corp.                                                                             356,817         25,202,874
--------------------------------------------------------------------------------------------------------------------
ENI SpA                                                                                  532,000         13,813,256
--------------------------------------------------------------------------------------------------------------------
Husky Energy, Inc.                                                                     1,009,715         30,329,017
--------------------------------------------------------------------------------------------------------------------
Oil & Natural Gas Corp. Ltd.                                                             190,670          3,853,782
--------------------------------------------------------------------------------------------------------------------
Total SA, B Shares                                                                        57,630         13,484,328
                                                                                                   -----------------
                                                                                                        155,610,736
--------------------------------------------------------------------------------------------------------------------
FINANCIALS--18.0%
--------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Credit Suisse Group 1                                                                    380,327         16,323,798
--------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                     200,100          8,692,344
                                                                                                   -----------------
                                                                                                         25,016,142
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
ABN Amro Holding NV                                                                      523,900         12,998,517
--------------------------------------------------------------------------------------------------------------------
Anglo Irish Bank Corp.                                                                   747,856         18,710,215
--------------------------------------------------------------------------------------------------------------------
Australia & New Zealand Banking Group Ltd.                                               841,550         13,401,575
--------------------------------------------------------------------------------------------------------------------
Bayerische Hypo-Und Vereinsbank 1                                                        318,685          7,787,113
--------------------------------------------------------------------------------------------------------------------
HSBC Holdings plc                                                                      1,995,887         31,731,723
--------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                                         1,198,250         24,827,740
--------------------------------------------------------------------------------------------------------------------
Resona Holdings, Inc. 1                                                                6,040,000         12,110,417
--------------------------------------------------------------------------------------------------------------------


2            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
Royal Bank of Scotland Group plc (The)                                                 1,823,287   $     58,023,231
--------------------------------------------------------------------------------------------------------------------
Societe Generale, Cl. A                                                                  280,020         29,093,506
--------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                           429,129         21,846,957
                                                                                                   -----------------
                                                                                                        230,530,994
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.6%
3i Group plc                                                                             903,406         11,463,937
--------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                     580,100         29,799,737
--------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                          201,566          9,058,376
--------------------------------------------------------------------------------------------------------------------
Credit Saison Co. Ltd.                                                                   479,600         17,264,348
--------------------------------------------------------------------------------------------------------------------
Investor AB, B Shares 1                                                                  784,156         10,590,858
--------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     797,163         27,581,840
--------------------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                               963,250         23,647,788
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           567,900         32,512,275
--------------------------------------------------------------------------------------------------------------------
Schwab (Charles) Corp.                                                                   888,300          9,336,033
                                                                                                   -----------------
                                                                                                        171,255,192
--------------------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
ACE Ltd.                                                                                 647,871         26,737,636
--------------------------------------------------------------------------------------------------------------------
Allianz AG                                                                               220,600         28,015,740
--------------------------------------------------------------------------------------------------------------------
Berkshire Hathaway, Inc., Cl. B 1                                                          7,250         20,706,000
--------------------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                                                    127,300         10,834,503
--------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                 373,713         17,843,676
--------------------------------------------------------------------------------------------------------------------
Prudential plc                                                                         2,488,960         23,896,208
                                                                                                   -----------------
                                                                                                        128,033,763
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE--12.6%
--------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.9%
Affymetrix, Inc. 1                                                                       413,600         17,718,624
--------------------------------------------------------------------------------------------------------------------
Amgen, Inc. 1                                                                            456,900         26,596,149
--------------------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                                   498,500          9,840,390
--------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                                                                        262,700         14,871,447
--------------------------------------------------------------------------------------------------------------------
Genzyme Corp. (General Division) 1                                                       246,600         14,115,384
--------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                                  698,360         25,001,288
--------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc. 1                                                            302,400          2,788,128
--------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                                       291,700          2,456,114
--------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                    171,800          7,246,524
                                                                                                   -----------------
                                                                                                        120,634,048
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Essilor International SA                                                                 178,810         12,922,310
--------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                          145,500          7,413,225
--------------------------------------------------------------------------------------------------------------------
Nektar Therapeutics 1,2                                                                  314,361          3,505,754
--------------------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                                     2,623,390         24,663,842
                                                                                                   -----------------
                                                                                                         48,505,131
--------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.8%
Express Scripts, Inc. 1                                                                  162,800         14,194,532
--------------------------------------------------------------------------------------------------------------------
IMS Health, Inc.                                                                         529,900         12,924,261
--------------------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                                  272,100         28,605,873
                                                                                                   -----------------
                                                                                                         55,724,666


3            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--5.3%
Chugai Pharmaceutical Co. Ltd.                                                           754,800   $     11,593,356
--------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                          160,100          8,341,210
--------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                              404,244         18,853,908
--------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                             657,719         17,278,278
--------------------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                                        310,265         33,246,383
--------------------------------------------------------------------------------------------------------------------
Sanofi-Synthelabo SA                                                                     691,494         58,309,483
--------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                                                    1,266,000         17,449,855
                                                                                                   -----------------
                                                                                                        165,072,473
--------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--6.1%
--------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.4%
Boeing Co.                                                                               279,300         16,327,878
--------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                955,834         29,917,604
--------------------------------------------------------------------------------------------------------------------
European Aeronautic Defence & Space Co.                                                  309,330          9,246,659
--------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                    237,200         14,483,432
--------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                   251,200         13,559,776
--------------------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                             577,600         22,353,120
                                                                                                   -----------------
                                                                                                        105,888,469
--------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
JGC Corp.                                                                                490,000          5,346,452
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
Hutchison Whampoa Ltd.                                                                 1,415,000         12,019,277
--------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                               391,396         30,883,262
                                                                                                   -----------------
                                                                                                         42,902,539
--------------------------------------------------------------------------------------------------------------------
MACHINERY--0.6%
Hyundai Heavy Industries Co. Ltd.                                                        342,470         17,165,655
--------------------------------------------------------------------------------------------------------------------
MARINE--0.2%
Peninsular & Oriental Steam Navigation Co.                                             1,351,800          7,395,470
--------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.3%
Macquarie Airports                                                                     3,170,952          8,008,011
--------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--18.1%
--------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--5.0%
Cisco Systems, Inc. 1                                                                    924,600         16,541,094
--------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                                                        2,222,500         24,736,425
--------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc. 1                                                                 430,700          9,501,242
--------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                           690,500         25,306,825
--------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares 1                                           27,509,100         77,420,285
                                                                                                   -----------------
                                                                                                        153,505,871
--------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.4%
International Business Machines Corp.                                                    334,117         30,531,611
--------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                               3,464,000         13,994,560
                                                                                                   -----------------
                                                                                                         44,526,171
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
Hoya Corp.                                                                               149,100         16,407,535
--------------------------------------------------------------------------------------------------------------------
Keyence Corp.                                                                             66,900         15,497,491
--------------------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                                            222,100         11,909,680
--------------------------------------------------------------------------------------------------------------------
Nidec Corp.                                                                               48,300          6,013,289
--------------------------------------------------------------------------------------------------------------------
Omron Corp.                                                                              134,000          2,924,182
--------------------------------------------------------------------------------------------------------------------


4            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Tandberg ASA                                                                           1,405,950   $     14,699,279
                                                                                                   -----------------
                                                                                                         67,451,456
--------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.3%
Yahoo Japan Corp. 1                                                                        1,762          4,124,424
--------------------------------------------------------------------------------------------------------------------
Yahoo Japan Corp. 1                                                                        1,762          4,140,856
                                                                                                   -----------------
                                                                                                          8,265,280
--------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.2%
Infosys Technologies Ltd.                                                                738,140         38,069,771
--------------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.4%
Canon, Inc.                                                                              208,000         11,153,595
--------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.2%
Advanced Micro Devices, Inc. 1                                                         1,920,800         30,963,296
--------------------------------------------------------------------------------------------------------------------
Altera Corp. 1                                                                           421,100          8,329,358
--------------------------------------------------------------------------------------------------------------------
International Rectifier Corp. 1                                                          177,700          8,085,350
--------------------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                           1,125,800         23,202,738
--------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co.                                                                   62,740         31,014,751
--------------------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                                             158,800          4,717,948
--------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd. 2                                         15,313,223         25,031,136
                                                                                                   -----------------
                                                                                                        131,344,577
--------------------------------------------------------------------------------------------------------------------
SOFTWARE--3.4%
Cadence Design Systems, Inc. 1                                                           888,770         13,287,112
--------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                                                                   81,442          4,217,067
--------------------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                                           195,700          8,565,789
--------------------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                                         2,662,326         15,867,463
--------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                   170,738         27,400,236
--------------------------------------------------------------------------------------------------------------------
Symantec Corp. 1                                                                         633,000         13,501,890
--------------------------------------------------------------------------------------------------------------------
Trend Micro, Inc.                                                                        341,000         14,612,011
--------------------------------------------------------------------------------------------------------------------
Veritas Software Corp. 1                                                                 319,100          7,409,502
                                                                                                   -----------------
                                                                                                        104,861,070
--------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--7.5%
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.6%
France Telecom SA                                                                        903,108         27,043,017
--------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA 1                                                           78              1,487
--------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes SA, Preference 1                                        1,387,784         21,414,495
                                                                                                   -----------------
                                                                                                         48,458,999
--------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--5.9%
KDDI Corp.                                                                                 8,604         42,606,770
--------------------------------------------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                                               1,555,860         30,681,559
--------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                    41,162,730        109,291,221
                                                                                                   -----------------
                                                                                                        182,579,550
--------------------------------------------------------------------------------------------------------------------
UTILITIES--1.2%
--------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Energias de Portugal SA                                                                3,500,606          9,756,301
--------------------------------------------------------------------------------------------------------------------
Fortum Oyj                                                                               431,600          8,403,396
                                                                                                   -----------------
                                                                                                         18,159,697


5            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                          SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.6%
Gail India Ltd.                                                                          324,270   $      1,573,276
--------------------------------------------------------------------------------------------------------------------
Hong Kong & China Gas Co. Ltd.                                                         8,035,000         15,813,583
                                                                                                   -----------------
                                                                                                         17,386,859
                                                                                                   -----------------
Total Common Stocks (Cost $2,256,900,318)                                                             3,037,909,278

                                                                                       PRINCIPAL
                                                                                          AMOUNT
--------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.5%
--------------------------------------------------------------------------------------------------------------------
Undivided interest of 5.59% in joint repurchase agreement (Principal
Amount/Value $838,272,000, with a maturity value of $838,336,035) with UBS
Warburg LLC, 2.75%, dated 3/31/05, to be repurchased at $46,893,582 on 4/1/05, collateralized by Federal National Mortgage Assn., 4.50%--5%, 5/1/19--3/1/34,
with a value of $857,182,684  (Cost $46,890,000)                                $     46,890,000         46,890,000
--------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,303,790,318)                                          100.1%     3,084,799,278
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (0.1)        (1,883,477)

                                                                                ------------------------------------
NET ASSETS                                                                                 100.0%  $  3,082,915,801
                                                                                ====================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2005 was $28,536,890, which represents 0.93% of the Fund's net assets, of which $3,505,754 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                                                        VALUE            PERCENT
--------------------------------------------------------------------------------------------------------------------
United States                                                                   $  1,128,228,765               36.6%
United Kingdom                                                                       465,235,045               15.1
Japan                                                                                281,999,144                9.1
France                                                                               224,802,032                7.3
Sweden                                                                               155,228,004                5.0
Germany                                                                              110,716,438                3.6
India                                                                                103,721,431                3.4
Korea, Republic of South                                                              78,861,965                2.6
Canada                                                                                73,375,567                2.4
Switzerland                                                                           68,424,089                2.2
Brazil                                                                                67,610,645                2.2
The Netherlands                                                                       58,379,006                1.9
Hong Kong                                                                             51,736,161                1.7
Mexico                                                                                50,823,252                1.6
Bermuda                                                                               37,572,139                1.2
Taiwan                                                                                25,031,136                0.8
Australia                                                                             21,409,586                0.7
Ireland                                                                               18,710,215                0.6
Singapore                                                                             16,262,426                0.5
Norway                                                                                14,699,279                0.5
Italy                                                                                 13,813,256                0.4
Portugal                                                                               9,756,301                0.3
Finland                                                                                8,403,396                0.3
                                                                                ------------------------------------
Total                                                                           $  3,084,799,278              100.0%
                                                                                ====================================


6            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 2,305,403,142
                                              ===============

Gross unrealized appreciation                 $   833,801,612
Gross unrealized depreciation                     (54,405,476)
                                              ---------------
Net unrealized appreciation                   $   779,396,136
                                              ===============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


7            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS. A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of March 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                                                CONTRACT
                                 EXPIRATION       AMOUNT       VALUATION AS OF        UNREALIZED       UNREALIZED
CONTRACT DESCRIPTION                  DATES       (000S)        MARCH 31, 2005      APPRECIATION     DEPRECIATION
-----------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE

Australian Dollar (AUD)       4/1/05-4/4/05       1,659AUD    $      1,281,295      $        152     $        426

Euro (EUR)                    4/1/05-4/4/05       7,329EUR           9,501,590             5,979               --
                                                                                    -----------------------------
                                                                                           6,131              426
                                                                                    -----------------------------
CONTRACTS TO SELL

Euro (EUR)                           4/4/05         839EUR           1,087,512                --              607

British Pound Sterling (GBP)         4/4/05       4,134GBP           7,810,783                --           42,383
                                                                                    -----------------------------
                                                                                              --           42,990
                                                                                    -----------------------------
Total unrealized appreciation and depreciation                                      $      6,131     $     43,416
                                                                                    =============================

ILLIQUID OR RESTRICTED SECURITIES. As of March 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Information concerning restricted securities is as follows:


8            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

Oppenheimer Global Securities Fund/VA

STATEMENT OF INVESTMENTS  March 31, 2005/Unaudited
--------------------------------------------------------------------------------

                              ACQUISITION                         VALUATION AS OF          UNREALIZED
SECURITY                             DATE             COST         MARCH 31, 2005        DEPRECIATION
------------------------------------------------------------------------------------------------------
Nektar Therapeutics               6/25/03  $     3,568,000  $           3,505,754  $           62,246


9            |            OPPENHEIMER GLOBAL SECURITIES FUND/VA

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of March 31, 2005, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Securities Fund/VA


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer

Date: May 13, 2005


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Chief Financial Officer

Date: May 13, 2005